INVENTORIES, INCLUDING LONG-TERM MILL AND LEACH STOCKPILES	12 Months Ended
Dec. 31, 2015
Inventories, Including Long Term Mill and Leach Stockpiles [Abstract]
Inventories, Including Long-Term Mill And Leach Stockpiles
INVENTORIES, INCLUDING LONG-TERM MILL AND LEACH STOCKPILES
The components of inventories follow:

	December 31,
	2015	2014
Current inventories:
Total materials and supplies, net[a]	$1,594	$1,612

Mill stockpiles	$137	$86
Leach stockpiles	1,402	1,676
Total current mill and leach stockpiles	$1,539	$1,762

Raw materials (primarily concentrate)	$220	$288
Work-in-process	108	174
Finished goods	743	931
Total product inventories	$1,071	$1,393

Long-term inventories:
Mill stockpiles	$480	$360
Leach stockpiles	1,183	1,328
Total long-term inventories[b]	$1,663	$1,688

a.	Materials and supplies inventory was net of obsolescence reserves totaling $26 million at December 31, 2015, and $19 million at December 31, 2014.

b.	Estimated metals in stockpiles not expected to be recovered within the next 12 months.

FCX recorded charges for adjustments to inventory carrying values of $338 million ($215 million for copper inventories and $123 million for molybdenum inventories) for 2015, primarily because of lower copper and molybdenum prices (refer to Note 16 for inventory adjustments by business segment).